UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-772
                                   ------------


                            AXP EQUITY SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:    11/30
                         --------------

Date of reporting period:   08/31/04
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

Item 1.  Schedule of Investments.

                               PORTFOLIO HOLDINGS
                                       FOR
                            AXP(R) EQUITY SELECT FUND
                               AS OF AUG. 31, 2004

Investments in Securities

AXP Equity Select Fund

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.7%)
Issuer                                        Shares               Value(a)

Banks and savings & loans (2.1%)
Investors Financial Services                  900,200           $41,751,276

Broker dealers (2.1%)
Legg Mason                                    507,900            40,977,372

Chemicals (1.5%)
Sigma-Aldrich                                 521,100            29,853,819

Computer hardware (1.1%)
Network Appliance                           1,084,000(b)         21,755,880

Computer software & services (19.7%)
Acxiom                                      1,301,100            29,235,717
Adobe Systems                                 415,700(d)         19,068,159
Advent Software                               657,800(b)         11,103,664
BMC Software                                2,600,000(b)         38,921,999
Dendrite Intl                               2,430,100(b,f)       31,348,290
Digital River                                 603,100(b)         14,516,617
DST Systems                                   604,400(b)         27,343,056
Electronic Arts                               384,700(b)         19,150,366
Fair Isaac                                  1,025,050            27,604,597
Fiserv                                      1,006,300(b)         34,999,114
Juniper Networks                            1,695,313(b)         38,805,715
NAVTEQ                                        177,100(b)          5,823,048
Paychex                                     1,442,400            42,796,007
SunGard Data Systems                        1,442,800(b)         33,184,400
Symantec                                      438,500(b)         21,030,460
Total                                                           394,931,209

Electronics (7.0%)
Altera                                        657,700(b)         12,443,684
American Power Conversion                   1,450,000            24,360,000
Broadcom Cl A                                 366,900(b)          9,957,666
KLA-Tencor                                    248,500(b)          9,283,960
Maxim Integrated Products                     895,600            38,895,908
Microchip Technology                        1,241,900            32,773,741
Novellus Systems                              455,500(b)         11,127,865
Total                                                           138,842,824

Energy (8.3%)
Apache                                        804,900            35,970,981
EOG Resources                                 354,900            20,502,573
Murphy Oil                                    613,800            46,348,038
Newfield Exploration                          596,250(b)         33,002,438
Pogo Producing                                674,900            29,682,102
Total                                                           165,506,132

Energy equipment & services (4.4%)
BJ Services                                   747,500(b)         35,917,375
ENSCO Intl                                  1,048,300            30,568,428
Nabors Inds                                   485,300(b,c)       21,401,730
Total                                                            87,887,533

Financial services (1.1%)
CapitalSource                                 481,000(b)          9,807,590
T. Rowe Price Group                           250,000            12,382,500
Total                                                            22,190,090

Health care products (15.1%)
American Pharmaceutical
  Partners                                    327,800(b,d)        9,968,398
Biogen Idec                                 1,255,800(b)         74,506,613
Biomet                                      1,423,300            64,973,645
Diagnostic Products                         1,117,400            45,165,308
Eon Labs                                      164,000(b)          4,126,240
Gilead Sciences                                28,600(b)          1,977,118
Invitrogen                                    573,700(b)         28,398,150
Kinetic Concepts                              220,150(b)         10,956,866
MedImmune                                     556,700(b)         13,288,429
MGI Pharma                                     72,950(b)          1,694,629
St. Jude Medical                              219,700(b)         14,774,825
Techne                                        850,000(b)         32,929,000
Total                                                           302,759,221

Health care services (4.5%)
Express Scripts                               276,600(b)         17,481,120
Health Management
  Associates Cl A                           1,744,500            33,354,840
Lincare Holdings                              764,700(b)         24,577,458
Omnicare                                      480,300            13,899,882
Total                                                            89,313,300

Industrial services (5.0%)
Cintas                                        598,900            24,560,889
Fastenal                                    1,202,050            75,464,699
Total                                                           100,025,588

Insurance (0.6%)
Axis Capital Holdings                         468,700(c)         11,187,869

Lodging & gaming (0.2%)
GTECH Holdings                                158,600             3,727,100

Media (4.6%)
Catalina Marketing                          1,223,100(b)         27,519,750
Univision Communications
  Cl A                                      1,357,200(b)         44,787,600
Westwood One                                  850,000(b)         19,074,000
Total                                                            91,381,350

Multi-industry (6.4%)
Danaher                                       920,000            47,306,400
DeVry                                         522,800(b)         10,152,776
Martin Marietta Materials                     451,900            20,330,981
Robert Half Intl                            1,186,200            29,061,900
Strayer Education                             203,600            21,174,400
Total                                                           128,026,457

Restaurants (4.8%)
Brinker Intl                                  330,000(b)         10,048,500
CBRL Group                                    395,900            12,621,292
Cheesecake Factory (The)                      526,100(b)         21,770,018
Outback Steakhouse                             95,717             3,746,363
Starbucks                                   1,083,700(b)         46,859,188
Total                                                            95,045,361

See accompanying notes to investments in securities.

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1 --   AXP EQUITY SELECT FUND   --   PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004

Issuer                                        Shares               Value(a)

Retail -- general (7.4%)
Staples                                       732,300           $21,002,364
Whole Foods Market                            861,900            66,995,487
Williams-Sonoma                             1,670,100(b)         58,436,799
Total                                                           146,434,650

Telecom equipment & services (1.0%)
Corning                                       979,700(b)          9,914,564
JDS Uniphase                                2,962,000(b)          9,211,820
Total                                                            19,126,384

Textiles & apparel (0.8%)
Coach                                         359,400(b)         15,148,710

Total common stocks
(Cost: $1,698,102,973)                                       $1,945,872,125

Short-term securities (3.4%)(e)
Issuer                  Effective             Amount               Value(a)
                          yield             payable at
                                             maturity

U.S. government agencies (2.4%)
Federal Home Loan Bank Disc Nts
  09-03-04                1.42%            $5,000,000            $4,999,408
  09-10-04                1.49             10,000,000             9,995,861
  09-15-04                1.27              1,100,000             1,099,420
Federal Natl Mtge Assn Disc Nts
  09-08-04                1.49              7,600,000             7,597,484
  09-27-04                1.51              8,800,000             8,790,034
  10-12-04                1.58             16,400,000            16,369,770
Total                                                            48,851,977

Commercial paper (1.0%)
Barton Capital
  10-07-04                1.58%              $500,000              $499,188
CHARTA LLC
  09-16-04                1.48              1,300,000             1,299,145
Falcon Asset Securitization
  09-23-04                1.53              6,700,000             6,693,451
Household Finance
  09-01-04                1.58              3,200,000             3,199,860
Scaldis Capital LLC
  09-29-04                1.55              7,400,000             7,390,760
Total                                                            19,082,404

Total short-term securities
(Cost: $67,937,220)                                             $67,934,381

Total investments in securities
(Cost: $1,766,040,193)(g)                                    $2,013,806,506

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2004.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 1.6% of net assets.

(d)    Security is partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.0% of this category. 2.4% of the short-term securities is the Fund's cash equivalent position.

(f) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Aug. 31, 2004 are as follows:

       Issuer                     Beginning        Purchase          Sales           Ending        Dividend     Value(a)
                                    cost             cost            cost             cost          income
       Dendrite Intl*            $35,834,683      $1,793,410      $ 3,407,447      $34,220,646         $--     $31,348,290
       McData Cl B*               16,910,672              --       16,910,672               --          --              --
                                 -----------      ----------      -----------      -----------         ---     -----------
       Total                     $52,745,355      $1,793,410      $20,318,119      $34,220,646         $--     $31,348,290
                                 -----------      ----------      -----------      -----------         ---     -----------

       * Issuer was not an affiliate for the entire period ended Aug. 31, 2004.

(g) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $1,766,040,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                  $ 367,646,000
       Unrealized depreciation                                   (119,879,000)
                                                                 ------------
       Net unrealized appreciation                              $ 247,767,000
                                                                -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.


                                                             S-6426-80 A (10/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP EQUITY SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 29, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 29, 2004